Amplify High Income ETF
Schedule of Investments
January 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Equity – 13.5%
arbrdn Total Dynamic Dividend Fund	1,435,320	$11,367,734
Kayne Anderson Energy Infrastructure Fund	1,323,730	11,450,265
Liberty All-Star Equity Fund	1,751,673	11,508,492
MainStay CBRE Global Infrastructure Megatrends Term Fund	884,490	11,436,456
Virtus Dividend Interest & Premium Strategy Fund	941,990	11,473,438
		57,236,385

Fixed Income – 85.7%
Aberdeen Asia-Pacific Income Fund, Inc.	1,514,511	4,013,454
AllianceBernstein Global High Income Fund, Inc.	303,316	3,175,719
BlackRock Corporate High Yield Fund, Inc.	1,033,184	9,918,566
BlackRock Credit Allocation Income Trust	1,182,392	12,935,368
BlackRock Municipal Income Fund, Inc.	412,046	4,800,336
BlackRock MuniHoldings California Quality Fund, Inc.	944,107	10,517,352
BlackRock MuniHoldings Fund, Inc.	370,345	4,410,809
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	218,463	2,525,432
BlackRock MuniYield Fund, Inc.(a)	200,262	2,142,803
BlackRock MuniYield Quality Fund III, Inc.	296,113	3,340,155
Blackstone Strategic Credit 2027 Term Fund	1,056,475	12,318,499
Brookfield Real Assets Income Fund, Inc.	922,220	12,007,304
ClearBridge MLP & Midstream Fund, Inc.	255,409	10,494,756
DoubleLine Income Solutions Fund(a)	784,965	9,867,010
Eagle Point Credit Co., Inc.	1,463,932	14,727,156
Eaton Vance Ltd. Duration Income Fund	1,183,883	11,495,504
First Trust Intermediate Duration Preferred & Income Fund	737,076	12,825,122
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	712,158	10,326,291
FS Credit Opportunities Corp.	1,923,895	11,023,918
Highland Opportunities and Income Fund	1,074,226	7,584,036
Invesco Senior Income Trust	2,547,322	10,469,493
Nuveen AMT-Free Municipal Credit Income Fund	530,673	6,315,009
Nuveen AMT-Free Quality Municipal Income Fund	670,258	7,392,946
Nuveen California Quality Municipal Income Fund	706,601	7,800,875
Nuveen Credit Strategies Income Fund	2,312,596	12,418,641
Nuveen Floating Rate Income Fund/Closed-end Fund	1,482,174	12,524,370
Nuveen Municipal Credit Income Fund	594,484	7,068,415
Nuveen New York AMT-Free Quality Municipal Income Fund	346,110	3,703,377
Nuveen Preferred & Income Opportunities Fund	1,768,985	12,860,521
Nuveen Quality Municipal Income Fund	485,950	5,486,376
Oxford Lane Capital Corp.	2,867,618	14,682,204
PIMCO Access Income Fund	932,320	13,649,165
PIMCO Corporate & Income Opportunity Fund	694,389	9,610,344
PIMCO Corporate & Income Strategy Fund	177,672	2,355,931
Pimco Dynamic Income Fund(a)	801,717	15,392,965
PIMCO Dynamic Income Opportunities Fund(a)	1,113,751	14,478,763
PIMCO High Income Fund	1,300,162	6,409,799
PIMCO Income Strategy Fund II	974,164	7,267,263
Western Asset Diversified Income Fund	882,773	12,623,654
Western Asset Inflation-Linked Opportunities & Income Fund	1,330,193	11,572,679
		364,532,380
TOTAL INVESTMENT COMPANIES (Cost $443,716,006)		421,768,765

SHORT-TERM INVESTMENTS - 1.7%
Investments Purchased with Proceeds from Securities Lending - 1.3%
First American Government Obligations Fund - Class X, 5.18%(b)	5,645,020	5,645,020

Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(b)	1,899,452	1,899,452
TOTAL SHORT-TERM INVESTMENTS (Cost $7,544,472)		7,544,472

TOTAL INVESTMENTS - 100.9% (Cost $451,260,478)		429,313,237
Liabilities in Excess of Other Assets - (0.9)%		(4,034,209)
TOTAL NET ASSETS - 100.0%		$425,279,028

Percentages are stated as a percent of net assets.

AMT - Alternative Minimum Tax

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $5,470,031 which represented 1.3% of net assets.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify High Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$421,768,765	$–	$–	$421,768,765
Investments Purchased with Proceeds from Securities Lending	5,645,020	–	–	5,645,020
Money Market Funds	1,899,452	–	–	1,899,452
Total Assets	$429,313,237	$–	$–	$429,313,237

For the period ended January 31, 2024, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.